LOANS AND BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term borrowings by type
Unsecured long-term loans and borrowings	¥ 60,000	¥ 112,500
Secured long-term loans and borrowings	19,532,853	11,376,880
Long-term borrowings	¥ 19,592,853	¥ 11,489,380